RESTRUCTURING COSTS	12 Months Ended
Mar. 31, 2021
RESTRUCTURING COSTS
RESTRUCTURING COSTS

22.RESTRUCTURING COSTS

For the year ended March 31, 2021, the Company incurred $7.1 million in restructuring costs in relation to restructuring its senior management team announced in September 2020. These costs include management costs, structural reorganization and employee-related costs. Approximately $2.5 million of this remains unpaid as at March 31, 2021 which is subject to compromise as described in Note 1.